Investments in Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Tiziana Pharma Limited [Member]
IfrsDisclosureOfSignificantInvestmentsInSubsidiariesLineItems [Line Items]
Name	Tiziana Pharma Limited
Principal activity	Clinical stage biotechnology company
Registered Address	3rd Floor, 11-12 St James’s Square, London, SW1Y 4LB
Percentage shareholding	100.00%
Country of incorporation	England & Wales
Tiziana Therapeutics Inc [Member]
IfrsDisclosureOfSignificantInvestmentsInSubsidiariesLineItems [Line Items]
Name	Tiziana Therapeutics, Inc.
Principal activity	Clinical stage biotechnology company
Registered Address	420 Lexington Avenue Suite 2525 New York, NY 10170
Percentage shareholding	100.00%
Country of incorporation	USA
Longevia Genomics SRL [Member]
IfrsDisclosureOfSignificantInvestmentsInSubsidiariesLineItems [Line Items]
Name	Longevia Genomics SRL
Principal activity	Biotech Discovery Company
Registered Address	Via Constantinpoli 42 09100-Cagliari (CA)
Percentage shareholding	100.00%
Country of incorporation	Italy